Share Capital (Details) - USD ($)														1 Months Ended	6 Months Ended
	May 21, 2026	Apr. 21, 2026	Apr. 20, 2026	Mar. 31, 2026	Feb. 02, 2026	Dec. 15, 2025	Dec. 03, 2025	Nov. 30, 2025	Nov. 26, 2025	Nov. 19, 2025	Nov. 17, 2025	Nov. 14, 2025	Nov. 13, 2025	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2025	Nov. 24, 2025	Oct. 31, 2025
Share Capital [Line Items]
Reverse split	1-for-10					1-for-40
Common share for every one common share (in Dollars per share)						$ 0.0025
Converted shares								10,791
Purchase and sale of common shares							40,000		19,862	27,313	9,979		2,396
Purchase price (in Dollars per share)							$ 40		$ 48	$ 80	$ 100		$ 80
Aggregate gross proceeds (in Dollars)							$ 1,600,000		$ 1,294,000	$ 2,185,000	$ 1,377,000		$ 788,000
Warrants exercised												5,228
Gross proceeds from warrants exercised (in Dollars)												$ 183,122			$ 228,542	$ 415,086
Issue pre-funded warrants					60,000
Number of common shares															767,835
Pre-Funded Warrants [Member]
Share Capital [Line Items]
Purchase and sale of common shares									7,165		3,795		7,460
Purchase price (in Dollars per share)									$ 47.96		$ 99.96		$ 79.96
Issue pre-funded warrants				60,000
Number of shares					60,000
Conversion of shares (in Dollars per share)				$ 60,000
Restricted Share Units [Member]
Share Capital [Line Items]
Number of shares issued			200
Fair value (in Dollars)			$ 4,340
January 2024 Warrants [Member]
Share Capital [Line Items]
Gross proceeds (in Dollars)		$ 45,420
Promissory Notes [Member]
Share Capital [Line Items]
Gross proceeds (in Dollars)														$ 4,318,745
Conversion of shares														767,835	767,835
Restricted Share Units [Member]
Share Capital [Line Items]
Common shares issued of RSU’s fully vested																	188
Restricted stock fair value at issuance (in Dollars)																	$ 60,000
Common Shares [Member]
Share Capital [Line Items]
Number of shares issued														1,019,110	1,019,110			15,883
Exercise price per common share (in Dollars per share)											$ 0.04
Number of common shares			18,230
Fair value of shares for consulting services (in Dollars)			$ 131,252
Common Shares [Member] | January 2024 Warrants [Member]
Share Capital [Line Items]
Warrants issued		22,785
Ordinary Shares [Member]
Share Capital [Line Items]
Number of common shares						1
Warrants [Member] | Ordinary Shares [Member]
Share Capital [Line Items]
Exercise price per common share (in Dollars per share)									$ 0.04				$ 0.04